Related Party Transactions (Details)							2 Months Ended		7 Months Ended		12 Months Ended
	Oct. 10, 2025 USD ($)	Oct. 10, 2025 CNY (¥)	Jul. 07, 2025 USD ($)	Jul. 07, 2025 CNY (¥)	Jun. 19, 2025 USD ($)	Jun. 17, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Oct. 12, 2026 USD ($)	Oct. 12, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 19, 2025 CNY (¥)	Aug. 12, 2024 USD ($)	Aug. 12, 2024 CNY (¥)	Nov. 05, 2023 USD ($)
Related Party Transactions [Line Items]
Interest rate							12.00%	12.00%
Repaid in advance | ¥												¥ 20,000,000
Aggregate amount			$ 361,739	¥ 910,000			$ 441,249	$ 362,164
Principal of repaid | ¥												90,000
Forecast [Member]
Related Party Transactions [Line Items]
Unpaid principal													$ 368,454	¥ 2,500,000
Guangdong Jiasiwei [Member]
Related Party Transactions [Line Items]
Interest rate											12.00%				12.00%
Principal of repaid											$ 630,000
Mr. Wenquan Zhu [Member]
Related Party Transactions [Line Items]
Short-term loan term					1	1
Long term loan											643,409				¥ 4,500,000		$ 3,316,090	¥ 22,500,000
Repaid in advance											2,947,635
Interest amount											82,439	¥ 559,356
Aggregate amount			$ 130,112						$ 1,108,807	$ 8,695,264
Vehicle purchase agreement	$ 400,343	¥ 2,800,000
Repaid											$ 20,000
One Year Loan [Member] | Mr. Wenquan Zhu [Member]
Related Party Transactions [Line Items]
Short-term loan						$ 2,530,000
Interest rate						10.00%
One Month Loan [Member] | Guangdong Jiasiwei [Member]
Related Party Transactions [Line Items]
Short-term loan					$ 147,382
One Month Loan [Member] | Mr. Wenquan Zhu [Member]
Related Party Transactions [Line Items]
Short-term loan | ¥																¥ 1,000,000
Interest Free Loans [Member] | Mr. Wenquan Zhu [Member]
Related Party Transactions [Line Items]
Long-term loan term																	3 years	3 years	3 years
Unsecured loan																			$ 630,000
Unsecured loans [Member] | Mr. Wenquan Zhu [Member]
Related Party Transactions [Line Items]
Interest rate																	6.50%	6.50%